Concentrations of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2022
Concentrations of Credit Risk [Abstract]
Schedule of Customers Account for More than 10% of the Company’s Accounts Receivable and Sale of Power	The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2021 and 2022:
	March 31, 2021		March 31, 2022
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable*	of Power	Receivable *
Solar Energy Corporation of India	21.47%	13.17%	30.09%	39.64%
Punjab State Power Corporation Limited	13.46%	11.60%	10.71%	4.53%
NTPC Vidyut Vyapar Nigam Limited	20.36%	10.54%	15.23%	5.42%
Hubli Electricity Supply Company Limited	5.08%	9.45%	5.32%	10.49%
Chamundeshwari Electricity Supply Company	3.62%	14.41%	2.88%	8.20%
Andhra Pradesh Power Coordination Committee	3.53%	18.32%	2.83%	13.12%
Gujarat Urja Vikas Nigam Limited	11.17%	3.16%	8.89%	1.79%
*	Includes receivables for Rooftop entities